Document and Entity Information	Jun. 09, 2026
Details
Registrant CIK	0000889353
Entity Incorporation, State or Country Code	NV
Document Type	8-K
Document Period End Date	Jun. 09, 2026
Entity Registrant Name	SENTINEL HOLDINGS LTD
Entity File Number	333-193220
Entity Tax Identification Number	95-4363944
Entity Address, Address Line One	44262 North Division Street
Entity Address, City or Town	Lancaster
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93535
City Area Code	408
Local Phone Number	750-0038
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false